Cash Flow Information - Interest and Income Taxes Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Supplemental Cash Flow Information [Abstract]
Interest paid during the year	$ 75	$ 29
Income taxes paid during the year	59	131	107
Proceeds from Income Tax Refunds	$ 425	$ 1,447	$ 390